T. ROWE PRICE Communications & Technology Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
FINANCIAL SERVICES 5.2%
Other Financial Services 0.3%
ANT Group, Acquisition Date: 8/14/23, Cost $24,354 (1)(2)(3) 24,353,639 24,563
24,563
Payments 4.9%
Mastercard, Class A  422,100 203,271
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 5,119
Visa, Class A  739,800 206,463
414,853
Total Financial Services 439,416
HARDWARE 2.9%
Consumer Electronics 2.9%
Apple  1,424,500 244,273
Total Hardware 244,273
INDUSTRIALS 4.9%
Other Industrials 2.0%
Roper Technologies  309,000 173,300
173,300
Transportation Technology Services 2.9%
Uber Technologies (2) 3,244,300 249,779
249,779
Total Industrials 423,079
INTERNET 28.1%
Rest of World Internet Retail 2.1%
Coupang (2) 1,302,500 23,171
MercadoLibre (2) 100,800 152,406
175,577
U.S. Internet Media/Advertising 15.3%
Alphabet, Class C (2) 3,574,760 544,293
Meta Platforms, Class A  1,381,702 670,927
Trade Desk, Class A (2) 984,800 86,091
1,301,311
U.S. Internet Retail 5.6%
Amazon.com (2) 2,650,600 478,115
478,115
U.S. Internet Services 5.1%
Airbnb, Class A (2) 485,592 80,103
Booking Holdings  51,372 186,372

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)(2)
(3) 23,072 24,610
DoorDash, Class A (2) 903,523 124,433
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 13
Maplebear (2) 435,555 16,242
431,773
Total Internet 2,386,776
IT SERVICES 1.6%
Data Centers 1.6%
Equinix, REIT  166,256 137,216
Total IT Services 137,216
MEDIA & ENTERTAINMENT 14.5%
Advertising Agencies 0.2%
Omnicom Group  204,600 19,797
19,797
Direct-to-Consumer Subscription Services 8.6%
Netflix (2) 917,480 557,213
Spotify Technology (2) 656,200 173,171
730,384
Diversified Media 3.5%
Endeavor Group Holdings, Class A (4) 328,200 8,445
Universal Music Group (EUR)  1,181,299 35,498
Walt Disney  2,076,410 254,070
298,013
Live Entertainment 0.8%
Liberty Media Corp-Liberty Formula One, Class C (2)(4) 575,500 37,753
Live Nation Entertainment (2) 310,007 32,789
70,542
Outdoor Advertising 0.3%
Lamar Advertising, Class A, REIT  212,500 25,375
25,375
Publishing 0.8%
News, Class A  2,689,400 70,408
70,408
Video Gaming 0.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 21,413
21,413
Total Media & Entertainment 1,235,932

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SEMICONDUCTORS 10.8%
Foundry 0.9%
Taiwan Semiconductor Manufacturing, ADR  550,500 74,896
74,896
Processors 8.8%
Advanced Micro Devices (2) 486,700 87,844
Broadcom  57,000 75,548
NVIDIA  545,700 493,073
QUALCOMM  547,500 92,692
749,157
Semiconductor Capital Equipment 1.1%
ASML Holding  95,100 92,292
92,292
Total Semiconductors 916,345
SOFTWARE 16.2%
Back-Office Applications Software 1.7%
Dayforce (2) 44,857 2,970
Intuit  222,200 144,430
147,400
Collaboration and Productivity Software 2.7%
Atlassian, Class A (2) 304,599 59,430
ServiceNow (2) 218,392 166,502
225,932
Front-Office Applications Software 2.4%
Salesforce  682,900 205,676
205,676
Industry-Specific Software 3.5%
Constellation Software (CAD)  50,816 138,806
Constellation Software, Warrants, 3/31/40 (CAD) (2)(3) 50,816 —
Shopify, Class A (2) 1,506,070 116,223
Tyler Technologies (2) 107,401 45,647
300,676
Infrastructure and Developer Tool Software 5.9%
Microsoft  1,201,300 505,411
505,411
Security Software 0.0%
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 806
806
Total Software 1,385,901

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM SERVICES 12.3%
Towers 0.5%
American Tower, REIT  206,600 40,822
40,822
U.S. Cable/Satellite 2.1%
Comcast, Class A  4,092,328 177,402
177,402
U.S. Wireless 9.7%
AT&T  9,235,100 162,538
T-Mobile U.S.  2,677,419 437,008
Verizon Communications  5,344,672 224,263
823,809
Total Telecom Services 1,042,033
Total Miscellaneous Common Stocks  2.2% (5) 185,073
Total Common Stocks (Cost $4,054,421) 8,396,044
CONVERTIBLE PREFERRED STOCKS 1.3%
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 7,843
Total Industrials 7,843
INTERNET 0.7%
China Internet Media/Advertising 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 54,186
54,186
U.S. Internet Services 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 1,602
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 230
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 25
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 2
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 3,921
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 879
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 235
6,894
Total Internet 61,080

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE 0.5%
Collaboration and Productivity Software 0.1%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420 (1)
(2)(3) 162,425 7,806
7,806
Front-Office Applications Software 0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 6,514
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 595
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 439
7,548
Infrastructure and Developer Tool Software 0.3%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,349 (1)(2)
(3) 90,486 6,651
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 221,679 16,293
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)(2)
(3) 46,502 3,418
26,362
Security Software 0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)(2)
(3) 156,804 980
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 804
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 15
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)(2)(3) 298,293 1,864
3,663
Total Software 45,379
Total Convertible Preferred Stocks (Cost $111,805) 114,302
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 5.37% (6)(7) 664,917 665
Total Short-Term Investments (Cost $665) 665

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7) 1,502,464 1,502
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,502
Total Securities Lending Collateral (Cost $1,502) 1,502
Total Investments in Securities 100.0%
(Cost $4,168,393) $ 8,512,513
Other Assets Less Liabilities (0.0)% (3,428)
Net Assets 100.0% $ 8,509,085

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$190,826 and represents 2.2% of net assets.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2024.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 90
Totals $ —# $ — $ 90+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 14,659  ¤  ¤ $ 1,502
T. Rowe Price Treasury Reserve
Fund, 5.37% 674  ¤  ¤ 665
Total $ 2,167^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $90 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,167.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Communications & Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Communications & Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,094,140 $ 225,380 $ 76,524 $ 8,396,044
Convertible Preferred Stocks — — 114,302 114,302
Short-Term Investments 665 — — 665
Securities Lending Collateral 1,502 — — 1,502
Total $ 8,096,307 $ 225,380 $ 190,826 $ 8,512,513

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $5,735,000 for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 70,384 $ 6,140 $ 76,524
Convertible Preferred Stocks 114,707 (405) 114,302
Total $ 185,091 $ 5,735 $ 190,826

T. ROWE PRICE Communications & Technology Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F121-054Q1 03/24